GEOGRAPHICAL INFORMATION (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Geographical information
Revenue	[1]	$ 568,778	¥ 3,684,429	¥ 1,763,579	¥ 749,911
PRC
Geographical information
Revenue		284,494	1,842,893	1,541,699	739,412
Property and equipment, net		18,029		45,349		¥ 116,787
Non-PRC
Geographical information
Revenue		284,284	¥ 1,841,536	221,880	¥ 10,499
Property and equipment, net		$ 392		¥ 556		¥ 2,542

[1]	The amount of transactions with related parties recorded in revenue, cost of revenues and operating income (expenses) are as follows: year ended December 31, 201320142015 RMBRMBRMBUS$ Revenues 111,218 86,708 321,881 49,690Cost of revenues (9,296) (4,767) (31,316) (4,834)Research and development (4,174) (4,212) (4,500) (695)Selling and marketing (256) (27,931) (108,422) (16,737)General and administrative (2,021) (5,158) (5,072) (783)Details of the related party transactions are set out in note 16 (b) to the consolidated financial statements.